Future Minimum Principal Payments of Debt (Details)	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 6,947,056
2023	93,943
2024	18,267
2025	7,332
2026
Long-term Debt, Total	$ 7,066,598